Cash (Details) - Schedule of cash represent cash on hand and demand deposits placed with banks - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash (Details) - Schedule of cash represent cash on hand and demand deposits placed with banks [Line Items]
Total	$ 22,599	$ 16,845
RMB [Member]
Cash (Details) - Schedule of cash represent cash on hand and demand deposits placed with banks [Line Items]
Total	22,597	16,844
HKD [Member]
Cash (Details) - Schedule of cash represent cash on hand and demand deposits placed with banks [Line Items]
Total	1	1
USD [Member]
Cash (Details) - Schedule of cash represent cash on hand and demand deposits placed with banks [Line Items]
Total	$ 1